PENSION AND OTHER POSTRETIREMENT BENEFITS - Weighted-Average Assumptions for Determining Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
U.S.
Weighted-average assumptions used for determining net periodic cost
Discount rate	4.55%	4.00%	4.85%
Expected return on assets	7.25%	7.50%	7.75%
Company's contribution to the defined benefit plan in the next fiscal year	$ 13.8
Int'l
Weighted-average assumptions used for determining net periodic cost
Discount rate	2.95%	2.54%	3.88%
Expected return on assets	4.14%	4.27%	4.82%
Compensation rate increase	2.24%	2.22%	2.24%
Company's contribution to the defined benefit plan in the next fiscal year	$ 13.0
U.S. Postretirement Health Benefits
Weighted-average assumptions used for determining net periodic cost
Discount rate	4.13%	3.50%	3.45%
Company's contribution to the defined benefit plan in the next fiscal year	$ 0.8